OTHER LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER LIABILITIES
Surplus from post-employment benefit plans (Note 31)	R$ 649,817	R$ 954,581
Liabilities with ANATEL	565,123	523,606
Third-party withholdings	181,818	219,169
Amounts to be refunded to customers	43,964	44,973
Liabilities with related parties (Note 29)	137,861	33,831
Other liabilities	52,368	48,646
Total	1,630,951	1,824,806
Current	466,342	406,831
Non-current	R$ 1,164,609	R$ 1,417,975